                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
1.    Name and address of issuer:

      AIM TREASURER'S SERIES TRUST
      11 GREENWAY PLAZA, SUITE 100
      HOUSTON, TEXAS 77046-1173
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                                             [X]
--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-05460

      Securities Act File Number: 33-19862
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      AUGUST 31, 2007
--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.    Calculation of registration fee:

          (i)    Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                  $34,404,411,353
                                                                 ---------------

          (ii)   Aggregate price of
                 securities redeemed or
                 repurchased during the
                 fiscal year:                  $33,049,277,014
                                               ---------------

          (iii)  Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year ending no
                 earlier than October 11,
                 1995 that were not
                 previously used to reduce
                 registration fees payable
                 to the Commission:            $             0
                                               ---------------

          (iv)   Total available redemption
                 credits [add Items 5(ii)
                 and 5(iii)]:                                    $33,049,277,014
                                                                 ---------------

          (v)    Net sales -- if Item 5(i)
                 is greater than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:                                     $ 1,355,134,339
                                                                 ---------------

          (vi)   Redemption credits
                 available for use in future
                 years - if Item 5(i) is
                 less than Item 5(iv)
                 [subtract Item 5(iv) from
                 Item 5(i)]:                                     $             0
                                                                 ---------------

          (vii)  Multiplier for determining
                 registration fee (See
                 Instruction C.9):                             x       0.0000307
                                                                 ---------------

          (viii) Registration fee due
                 [multiply Item 5(v) by Item
                 5(vii)] (enter "0" if no
                 fee is due):                                  = $     41,602.62
                                                                 ===============
--------------------------------------------------------------------------------
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.
--------------------------------------------------------------------------------
7.    Interest due - if this Form is being
      filed more than 90 days after the end
      of the issuer's fiscal year (see
      Instruction D):

                                                               + $______________
                                                                 ---------------
--------------------------------------------------------------------------------
8.    Total of the amount of the
      registration fee due plus any interest
      due [line 5(viii) plus line 7]:
                                                                       41,602.62
                                                               = $______________
                                                                 ===============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

                   [X]   Wire Transfer

                   [ ]   Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES

      This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By (Signature and Title)*           /s/ Sheri Morris
                                          --------------------------------------
                                          Sheri Morris, Assistant Vice President
                                          and Assistant Treasurer

      Date November 15, 2007

*     Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------